PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary in Impact of a Change in Discount Rates, Electricity Prices and Terminal Capitalization Rates on the Fair Value of Property, Plant and Equipment (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 5,605	$ (107)
25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,160)	(1,900)
25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(570)	(530)
25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,460	2,100
25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	640	590
5% increase in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,200	2,030
5% decrease in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,200)	(2,020)
North America | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,630)	(1,400)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(450)	(450)
North America | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,780	1,550
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	510	500
North America | 5% increase in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,520	1,350
North America | 5% decrease in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,520)	(1,340)
Colombia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(400)	(340)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(120)	(80)
Colombia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	550	380
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	130	90
Colombia | 5% increase in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	560	540
Colombia | 5% decrease in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(560)	(540)
Brazil | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(90)	(120)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	90	130
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 5% increase in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	100	140
Brazil | 5% decrease in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(100)	(140)
Europe | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(40)	(40)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	40	40
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% increase in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	20	0
Europe | 5% decrease in future energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (20)	$ 0